FORWARD PURCHASE AGREEMENT (Details Narrative) - USD ($) shares in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 28, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination amount					$ 2,000,000.0
Acquire businesses				$ 18,900,000
Loss on the change in fair value of the forward purchase agreement		$ (2,982,000)	$ (2,983,000)	(13,403,000)
Purchase of forward purchase agreement				18,911,000
Proceeds from forward purchase agreement				2,525,000
Previously Reported [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss on the change in fair value of the forward purchase agreement		3,000,000.0	(2,983,000)
Purchase of forward purchase agreement
Proceeds from forward purchase agreement				2,400,000
Forward Contracts [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares available to be purchased					2
Forward Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss on the change in fair value of the forward purchase agreement	$ 0	$ 3,000,000.0		2,400,000
Other expenses				$ 13,400,000